SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27.SUBSEQUENT EVENTS

On January 21, 2022 the Company filed a prospectus supplement establishing a new at-the-market equity offering ("ATM Offering"). The ATM Offering will allow the Company to offer for sale and issue up to US$75 million (or the equivalent in Canadian dollars) of common shares of the Company from time to time, at the Company’s discretion. The Common Shares will be distributed at the market prices prevailing at the time of the sale.

From January 1, 2022 to the issuance of the financial statement, the Company granted 225,000 options to officers, 40,000 to employees, and 175,000 to consultants.